Intangible assets - Goodwill - Schedule of goodwill assumptions (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Santander UK
Cash-generating units information
Projected period	5 years
Discount rate	12.40%	11.80%	11.90%
Nominal perpetual growth rate	2.50%	2.50%	2.50%
Santander Bank Polska S.A.
Cash-generating units information
Discount rate		12.90%	13.20%
Nominal perpetual growth rate		5.00%	5.00%
Santander US Auto
Cash-generating units information
Projected period	3 years
Discount rate	11.50%	12.20%	12.80%
Nominal perpetual growth rate	3.00%	3.00%	3.00%
Santander Holding USA (ex. Auto)
Cash-generating units information
Projected period	5 years
Discount rate	13.60%	13.40%	13.40%
Nominal perpetual growth rate	3.50%	3.50%	3.50%
Santander Consumer Germany
Cash-generating units information
Projected period	5 years
Discount rate	9.50%	9.10%	9.70%
Nominal perpetual growth rate	2.50%	2.00%	2.30%
SAM Investment Holdings Limited
Cash-generating units information
Projected period	5 years
Discount rate	11.50%	11.60%	11.60%
Nominal perpetual growth rate	2.50%	2.50%	2.50%
Santander Portugal
Cash-generating units information
Projected period	5 years
Discount rate	10.60%	10.20%	11.20%
Nominal perpetual growth rate	2.50%	2.50%	2.50%